Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash and cash equivalents	$ 489,435	$ 240,219
Prepayment, deposits and other receivable	873,819	85,871
Deferring offering costs	1,102,393	716,806
Total current assets	7,769,535	6,845,463
Property, plant and equipment, net	315,895	472,314
Right-of-use assets – Finance lease	4,764,246	4,256,182
Right-of-use assets – Operating lease	85,634	46,482
Retention receivable	432,629	39,178
Total non-current assets	5,598,404	4,814,156
TOTAL ASSETS	13,367,939	11,659,619
Current liabilities:
Bank loans - current	94,435	35,827
Operating lease liabilities – current	79,958	33,219
Contract liabilities	836,911	102,563
Accounts payable, accruals, and other current liabilities	2,292,108	2,771,506
Income taxes payable	369,667	221,588
Total current liabilities	5,518,755	5,269,586
Non-current liabilities
Bank loans – non-current	949,684	1,043,114
Operating lease – non-current	27,099	12,946
Deferred tax liabilities	411,174	342,594
Total non-current liabilities	3,559,388	3,191,522
TOTAL LIABILITIES	9,078,143	8,461,108
Commitments and contingencies
Shareholders’ equity
Ordinary shares USD 0.00005 par value; 1,000,000,000 shares authorized; 22,500,000 and 22,500,000 shares issued and outstanding as of March 31, 2024 and 2023, respectively	1,125	1,125
Additional paid in capital	1,282	1,282
Retained earnings	4,287,389	3,196,104
Total shareholders’ equity	4,289,796	3,198,511
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	13,367,939	11,659,619
Nonrelated Party [Member]
Current assets:
Accounts receivable, net	4,911,202	3,898,895
Current liabilities:
Finance lease liabilities – current	775,042	846,154
Non-current liabilities
Finance lease liabilities – non-current	1,492,062	1,625,830
Related Party [Member]
Current assets:
Accounts receivable, net	392,686	1,903,672
Current liabilities:
Finance lease liabilities – current	437,982	477,237
Accounts payable – related parties	279,498	236,429
Amount due to a related company	156,248
Non-current liabilities
Finance lease liabilities – non-current	679,369	167,038
Director [Member]
Current liabilities:
Amount due to a director	$ 196,906	$ 545,063